Nature of Operations and Summary of Significant Accounting Policies (Details)		1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Apr. 23, 2018 USD ($) Business	Dec. 31, 2020 USD ($) States Store Customers shares	Sep. 30, 2021 USD ($) Store shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) Store shares	Sep. 30, 2020 USD ($)	Dec. 15, 2020 USD ($) shares	Dec. 31, 2020 USD ($) Store Business States in-linedistributor Customers shares	Dec. 31, 2019 USD ($) Store Customers	Dec. 31, 2018 USD ($)	Dec. 16, 2020 USD ($) shares	Oct. 21, 2020	Jan. 01, 2020
Number of stores | Store			116		116
Accounts Receivable, Allowance for Credit Loss, Current		$ 0						$ 0	$ 65,000
Goodwill	$ 397,000	$ 119,542,000	$ 123,560,000		$ 123,560,000			119,542,000	398,000		$ 119,542,000
Goodwill, Impairment Loss								$ 0	0
Number of warrants or rights outstanding | shares		0	15,063,900		15,063,900		0	0			15,095,000
Contract with Customer, Liability, Revenue Recognized		$ 41,000					$ 1,023,000		1,283,000
Sales tax payable		172,000						$ 172,000	142,000
Advertising expenses		23,000					454,000		554,000
Pre-opening costs		$ 24,000	$ 615,000	$ 18,000	$ 1,243,000	$ 124,000	$ 189,000		$ 425,000
Lease Expiration Month And Year								December 2020 and March 2035
Operating Lease, Term of Contract		10 years						10 years				10 years	36 months
Cash and cash equivalents		$ 37,150,000	28,295,000		28,295,000			$ 37,150,000
Gain on extinguishment of debt		$ 791,000
Number of states in which stores operated | States		23						23
U.S. federal statutory rate							0.00%	21.00%	0.00%
Federal depository insurance coverage		$ 250,000						$ 250,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations		40,383,000	28,295,000	3,243,000	28,295,000	3,243,000	$ 2,790,000	40,383,000	$ 2,417,000	$ 2,252,000
Warrant outstanding		16,516,000						$ 16,516,000			$ 22,113,000
Gain or loss due to change in the fair value of warrants		5,597,000	2,732,000		(10,405,000)
Number of Operating Segments | Business								1
Number of Reportable Segments | Business								1
Number of loans collateralized by VIEs assets and creditors | Business								3
Revenues		1,704,000	$ 11,115,000	$ 8,873,000	$ 33,827,000	$ 24,280,000	32,578,000		33,555,000
Decrease in members equity										1,201,546
Increase (decrease) In current deferred initial franchise fee liability										348,730
Increase (decrease) In long term deferred initial franchise fee liability										$ 1,550,276
Amount Due From Commercial Credit Card Companies [Member]
Cash and cash equivalents		$ 11,000						$ 11,000	$ 339,000
Public Warrants [Member]
Number of warrants or rights outstanding | shares		11,500,000	11,468,900		11,468,900			11,500,000
UPO warrants [member]
Number of warrants or rights outstanding | shares		750,000						750,000
Private Warrants [member]
Number of warrants or rights outstanding | shares		445,000	445,000		445,000			445,000			445,000
Private Placement Warrants [Member]
Number of warrants or rights outstanding | shares		3,000,000	3,000,000		3,000,000			3,000,000			3,000,000
Working Capital Warrants [member]
Number of warrants or rights outstanding | shares		150,000	150,000		150,000			150,000
Revenue Benchmark [Member]
Concentration Risk, Customer								no customers which accounted for 10% or more
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of major customer | Customers		0						0	0
Concentration risk percentage		10.00%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Numbe Of MainIn Line Distributors | Business								1
Warrants Sold In The Initial Public Offering And Private Placement [Member]
Antidilutive securities excluded from computation of earnings per share, amount | shares								15,095,000
Warrant [Member]
Antidilutive securities excluded from computation of earnings per share, amount | shares					75,000			750,000
Restricted Stock [Member]
Antidilutive securities excluded from computation of earnings per share, amount | shares					2,297,300			1,300,000
Trademarks [Member]
Estimated useful life of intangible assets								30 years
Minimum [Member]
Percentage of tax benefit realized upon ultimate settlement with taxing authority								50.00%
Minimum [Member] | Computer Software [Member]
Estimated useful life of intangible assets								1 year
Minimum [Member] | Franchise Agreements [Member]
Estimated useful life of intangible assets								7 years
Maximum [Member] | Computer Software [Member]
Estimated useful life of intangible assets								5 years
Maximum [Member] | Franchise Agreements [Member]
Estimated useful life of intangible assets								10 years
Maximum [Member] | Vehicles [Member]
Estimated useful life of property and equipment								7 years
International [Member]
Number of stores | Store		2						2	5
Revenues		$ 2,000					58,000		$ 127,000
Term Option One [Member]
Operating Lease, Renewal Term		5 years						5 years
Term Option Two [Member]
Operating Lease, Renewal Term		10 years						10 years
Franchise Revenues [Member]
Gain on extinguishment of debt		$ 791,000
Franchise Revenues [Member] | Accounting Standards Update 2014-09 [Member]
Non-refundable franchisee fee								$ 37,500
Percentage Of Deposit On Frachise Fee		50.00%						50.00%
Food, Packaging and Beverage Products, Excluding Breads [Member]
Concentration risk percentage								95.00%
Coca-Cola Products and Beer, Wine and Liquor [Member] | Supplier Concentration Risk [Member]
Concentration risk percentage								5.00%
Number of additional in-line distributors | in-linedistributor								4
Restaurant Sales [Member]
Contract with Customer, Liability, Revenue Recognized								$ 851,000	710,000
Brand Development and Advertising Co-op Royalties [Member]
Revenues		$ 55,000					1,156,000		1,455,000
Brand Development and Advertising Co-op Royalties [Member] | South Florida [Member]
Revenues		19,000					285,000		265,000
Brand Development and Co-op Advertising Expenses [Member]
Advertising expenses		35,000					1,636,000		1,506,000
Brand Development and Co-op Advertising Expenses [Member] | South Florida [Member]
Advertising expenses		0					648,000		226,000
Variable Interest Entity, Primary Beneficiary
Goodwill		0						0	398,000
Cash and cash equivalents		0						0	3,000
VIE, Not Primary Beneficiary [Member]
Lease guarantees amounts		6,200,000						6,200,000
Multiple Unit Franchisee [Member]
Takeover date	Apr. 23, 2018
Multiple Unit Franchisee [Member] | Variable Interest Entity, Primary Beneficiary
Number of Businesses Acquired | Business	2
Loans Assumed	$ 1,291,000
Revenue of Acquiree since Acquisition Date, Actual		200,000,000					3,700,000,000		3,900,000,000
Earnings or Loss of Acquiree since Acquisition Date, Actual		50,000					$ 10,000		75,000
Asset Purchase And Management Agreement [Member]
Goodwill		$ 119,542,000						119,542,000	$ 398,000
SBA Paycheck Protection Program [Member]
Assumed stimulus loan principal balance forgiven								$ 0